Leases - Summary of Quantitative Information Regarding Company's Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows paid for amounts included in the measurement of lease liabilities	$ 177,111	$ 141,542	$ 786,563
Operating lease liabilities arising from obtaining right of use assets	$ 0	$ 4,189,492	$ 4,189,492	$ 0
Weighted-average remaining lease terms (years)	4 years 1 month 6 days	5 years	4 years 3 months 18 days
Weighted-average discount rate	10.00%	10.00%	10.00%